TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TRADE PAYABLES AND ACCRUED LIABILITIES
Trade payables	$ 813	$ 133
Amounts due to related parties (Note 11)	42	2
Accrued liabilities	114	46
Trade payables and accrued liabilities	$ 969	$ 181